Adoption of New Accounting Pronouncements and Issued Not Yet Effective Accounting Standards (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Subsequent Event [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 3,800